INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

16.  INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company, China Lodging Investment Limited, City Home Group Limited and CLG Special Investments Limited are not subject to tax on income or capital gain.

Hong Kong

China Lodging Holdings (HK) Limited, Starway Hotels (Hong Kong) Limited, IBIS China Investment Limited, ACL Greater China Limited, TAHM Investment Limited, City Home Investment Limited, Orange Hotel Hong Kong Limited, Huazhu Investment I Limited and Huazhu Investment II Limited are subject to Hong Kong profit tax at a rate of 16.5%.

Singapore

China Lodging Holdings Singapore Pte. Ltd. is subject to Singapore corporate income tax at a rate of 17% in 2016, 2017 and 2018. No Singapore profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Singapore during the years presented.

British Virgin Islands

Under the current tax laws of the British Virgin Islands, Crystal Orange Hotel Holdings Limited is not subject to tax on income or capital gain.

Seychelles

Under the current tax laws of Seychelles, Sheen Step Group Limited is not subject to tax on income or capital gain.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Hanting Suzhou was entitled to a reduced tax rate of 15% as it was qualified as high and new tech enterprise. The high and new tech enterprise qualification was expired in September, 2017, resulting Hanting Suzhou subject to a uniform tax rate of 25% in 2017 and 2018.

Jizhu Information and Technology (Shanghai) Co., Ltd. (“Jizhu Shanghai”), which once called Mengguang Information and Technology (Shanghai) Co., Ltd, is a recognized software development entity located in Shanghai of PRC. Jizhu Shanghai is entitled to a two-year exemption and three-year 50% reduction tax holiday starting from the first profit making year after absorbing all prior years’ tax losses, and has entered into the first tax profitable year in 2014. Therefore, it applied tax exemption from 2014 to 2015, and tax rate of 12.5% from 2016 to 2018.

Tax expense (benefit) is comprised of the following:

	Years Ended December 31,
	2016	2017	2018
Current Tax	253	436	660
Deferred Tax	26	(79)	(91)
Total	279	357	569

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years Ended December 31,
	2016	2017	2018
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	3%	1%	15%
Effect of different tax rate of group entities operating in other jurisdictions	(1)%	1%	4%
Effect of change in valuation allowance	1%	—	(1)%
Effect of tax holiday	(3)%	(1)%	(3)%
Effect of cash dividends	3%	(1)%	5%
Effect of disposal of subsidiary	(1)%	—	1%
Effect of excess tax benefit of rewards	—	(3)%	(5)%
Effective tax rate	27%	22%	41%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years Ended December 31,
	2016	2017	2018
Aggregate amount	27	24	31
Per share effect—basic	0.10	0.09	0.11
Per share effect—diluted	0.10	0.08	0.10

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
Deferred tax assets:
Net loss carryforward	140	181
Deferred revenue	159	186
Deferred rent	9	5
Long-term assets	130	149
Bad debt provision	4	6
Liabilities related to customer loyalty program	37	37
Accrued payroll	14	16
Other accrued expenses	21	14
Share-based compensation	13	17
Others	2	1
Valuation allowance	(123)	(107)
Total deferred tax assets	406	505
Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	399	447
Capitalized interest	3	3
Unrealized gain for investment	7	7
Others	13	18
Total deferred tax liabilities	422	475

For the years ended December 31, 2017 and 2018, valuation allowance of RMB60 and RMB36 were provided, respectively, RMB3 and nil were added due to acquisition, respectively, RMB47 and RMB43 were reversed, respectively, and RMB8 and RMB9 were written off, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2018, the Group had tax loss carryforwards of RMB722, which will expire between 2019 and 2023 if not used.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2017 and 2018, the Group had recorded liabilities for uncertain tax benefit of approximately RMB26 and RMB14 associated with the interests on intercompany loans, respectively.  No interest or penalty expense was recorded for the years ended December 31, 2016, 2017 and 2018. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

	Years Ended December 31,
	2016	2017	2018
Balance at January 1	15	20	26
Addition for tax positions	5	6	(12)
Balance at December 31	20	26	14

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. If there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company, the income tax rate may be reduced. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. In 2018, the Group revised its dividend policy, and going forward the Group plans to maintain a moderate dividend distribution of approximately US$100 million a year from current year net income starting from 2018. In 2018, to facilitate the Company's declaration of a cash dividend, PRC dividend withholding tax of RMB34 was accrued. As of December 31, 2018, the accrued PRC dividend withholding tax liability ending balance was RMB18. Other than these dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no additional provision for PRC dividend withholding tax was accrued.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB0.1 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2014 through 2018 on non-transfer pricing matters, and from 2009 through 2018 on transfer pricing matters.